Investment Portfolioas of August 31, 2024 (Unaudited)
DWS Municipal Income Trust
	Principal Amount ($)	Value ($)

Municipal Investments 144.6%
Alabama 0.7%
Alabama, Black Belt Energy Gas District, Gas Project Revenue, Series D-1, 5.5% (a), 6/1/2049, GTY: Goldman Sachs Group, Inc.	800,000	856,978
Jefferson County, AL, Sewer Revenue, 5.5%, 10/1/2053	1,665,000	1,819,867
		2,676,845
Alaska 2.1%
Alaska, Industrial Development & Export Authority Revenue, Tanana Chiefs Conference Project, Series A, 4.0%, 10/1/2049	5,060,000	4,694,192
Alaska, Municipal Bond Bank Authority Revenue, Series 2, 4.0%, 6/1/2044	4,000,000	3,937,356
		8,631,548
Arizona 1.9%
Arizona, Salt Verde Financial Corp., Gas Revenue:
5.0%, 12/1/2037, GTY: Citigroup, Inc.	1,050,000	1,164,530
5.5%, 12/1/2029, GTY: Citigroup, Inc.	1,400,000	1,530,271
Arizona, Sierra Vista Industrial Development Authority Revenue, American Leadership Academy Inc., 144A, 5.75%, 6/15/2058	1,000,000	1,025,574
Maricopa County, AZ, Industrial Development Authority, Education Revenue, Legacy Traditional Schools Project, Series B, 144A, 5.0%, 7/1/2049	1,755,000	1,769,645
Maricopa County, AZ, Industrial Development Authority, Hospital Revenue, Series A, 5.0%, 9/1/2042	1,000,000	1,039,121
Pima County, AZ, Industrial Development Authority, Education Revenue, American Leadership Academy Project, 144A, 5.0%, 6/15/2052	1,150,000	1,124,531
		7,653,672
California 8.6%
California, Community Housing Agency, Essential Housing Revenue, Verdant at Green Valley Project, Series A, 144A, 5.0%, 8/1/2049	1,450,000	1,394,904
California, Housing Finance Agency, Municipal Certificates, “A”, Series 2021-1, 3.5%, 11/20/2035	1,058,923	1,030,530
California, Morongo Band of Mission Indians Revenue, Series B, 144A, 5.0%, 10/1/2042	345,000	349,042
California, M-S-R Energy Authority, Series A, 7.0%, 11/1/2034, GTY: Citigroup Global Markets	3,180,000	4,014,411
California, Public Finance Authority Revenue, Enso VIillage Project, Series A, 144A, 5.0%, 11/15/2036	500,000	504,779
California, State Municipal Finance Authority Revenue, Catalyst Impact Fund 1 LLC, “II”, 144A, 7.0%, 1/1/2039	2,510,000	2,687,030
California, State Municipal Finance Authority Revenue, LAX Integrated Express Solutions LLC, LINXS Apartment Project:
Series A, AMT, 5.0%, 12/31/2043	1,825,000	1,859,390
Series B, AMT, 5.0%, 6/1/2048	240,000	242,798
California, Statewide Communities Development Authority Revenue, Loma Linda University Medical Center, Series A, 5.5%, 12/1/2054	1,000,000	1,001,472
California, Tobacco Securitization Authority, Tobacco Settlement Revenue, San Diego County Tobacco Asset Securitization Corp., “1”, Series A, 5.0%, 6/1/2048	700,000	724,397
Long Beach, CA, Harbor Revenue, Series D, 5.0%, 5/15/2039	1,065,000	1,077,770

Los Angeles, CA, Department of Airports Revenue:
Series A, AMT, 5.0%, 5/15/2042	3,750,000	3,834,065
Series A, AMT, 5.0%, 5/15/2045	1,250,000	1,322,675
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport, Series A, AMT, 5.0%, 5/15/2044	6,430,000	6,600,581
San Francisco City & County, CA, Airports Commission, International Airport Revenue, Series 2ND, AMT, 5.0%, 5/1/2048	2,965,000	3,010,848
San Francisco, CA, City & County Airports Commission, International Airport Revenue, Series E, AMT, 5.0%, 5/1/2045	5,000,000	5,158,794
		34,813,486
Colorado 5.6%
Colorado, North Range Metropolitan District No. 3, Series A, 5.25%, 12/1/2050	2,000,000	2,020,394
Colorado, State Health Facilities Authority, Hospital Revenue, CommonSpirit Health Obligation Group, Series A-1, 4.0%, 8/1/2044	9,960,000	9,481,782
Colorado, State Health Facilities Authority, Hospital Revenue, Covenant Retirement Communities Obligated Group, Series A, 5.0%, 12/1/2048	1,305,000	1,324,073
Denver, CO, City & County Airport Revenue, Series A, AMT, 5.25%, 12/1/2043	9,225,000	9,624,011
		22,450,260
District of Columbia 1.1%
District of Columbia, KIPP Project Revenue, 4.0%, 7/1/2049	2,405,000	2,205,041
District of Columbia, Metropolitan Airport Authority, Dulles Toll Road Revenue, Dulles Metrorail & Capital Improvement Project, Series B, 4.0%, 10/1/2049	1,590,000	1,502,552
District of Columbia, Two Rivers Public Charter School, Inc., 5.0%, 6/1/2055	750,000	739,158
		4,446,751
Florida 13.5%
Brevard County, FL, Health Facilities Authority, Hospital Revenue, Health First, Inc., Series A, 4.0%, 4/1/2052	2,500,000	2,318,672
Broward County, FL, Airport System Revenue, Series A, AMT, 4.0%, 10/1/2049	345,000	322,528
Charlotte County, FL, Industrial Development Authority, Utility System Revenue, Town & Country Utilities Project, 144A, 5.0%, 10/1/2049	1,500,000	1,506,187
Collier County, FL, State Educational Facilities Authority Revenue, Ave Maria University Inc., 5.0%, 6/1/2043	1,015,000	988,790
Florida, Capital Projects Finance Authority Revenue, Provident Group - Continuum Properties LLC:
Series A-1, 5.0%, 11/1/2053	215,000	216,342
Series A-1, 5.0%, 11/1/2058	345,000	345,403
Florida, Development Finance Corp., Educational Facilities Revenue, Mater Academy Projects:
Series A, 5.0%, 6/15/2052	3,170,000	3,189,887
Series A, 5.0%, 6/15/2055	1,540,000	1,548,101
Series A, 5.0%, 6/15/2056	440,000	442,201
Florida, Development Finance Corp., Brightline Trains Florida LLC, AMT, 5.5%, 7/1/2053	750,000	778,238
Florida, Development Finance Corp., Educational Facilities Revenue, River City Science Academy Project:
Series A-1, 5.0%, 7/1/2042	60,000	62,432
Series B, 5.0%, 7/1/2042	60,000	62,432
Series A-1, 5.0%, 7/1/2051	55,000	56,127
Series B, 5.0%, 7/1/2051	85,000	86,742
Series A-1, 5.0%, 2/1/2057	160,000	162,442
Series B, 5.0%, 7/1/2057	90,000	91,374
Florida, State Atlantic University Finance Corp., Capital Improvements Revenue, Student Housing Project, Series B, 4.0%, 7/1/2044	2,525,000	2,442,098
Florida, State Higher Educational Facilities Financial Authority Revenue, Florida Institute of Technology, 4.0%, 10/1/2044	1,000,000	886,225

Greater Orlando, FL, Aviation Authority Airport Facilities Revenue:
Series A, AMT, 5.0%, 10/1/2042	1,490,000	1,525,678
Series A, AMT, 5.0%, 10/1/2047	965,000	981,797
Hillsborough County, FL, Aviation Authority, Tampa International Airport:
Series A, AMT, 4.0%, 10/1/2052	1,710,000	1,609,786
Series A, AMT, 5.0%, 10/1/2048	2,500,000	2,557,690
Miami-Dade County, FL, Aviation Revenue:
Series A, AMT, 5.0%, 10/1/2035	5,000,000	5,013,381
Series B, AMT, 5.0%, 10/1/2040	2,360,000	2,414,965
Miami-Dade County, FL, Expressway Authority, Toll Systems Revenue, Series A, 5.0%, 7/1/2035, INS: AGMC	3,000,000	3,002,636
Miami-Dade County, FL, Health Facilities Authority Hospital Revenue, Nicklaus Children's Hospital, 5.0%, 8/1/2047	3,335,000	3,394,007
Miami-Dade County, FL, Seaport Revenue, Series A, AMT, 5.0%, 10/1/2047	640,000	684,228
Miami-Dade County, FL, Transit System, Series A, 4.0%, 7/1/2050	5,000,000	4,780,996
Osceola County, FL, Transportation Revenue, Series A-1, 4.0%, 10/1/2054	3,000,000	2,800,197
Palm Beach County, FL, Health Facilities Authority Revenue, Lifespace Communities, Inc. Obligated Group:
Series C, 7.5%, 5/15/2053	340,000	384,819
Series C, 7.625%, 5/15/2058	455,000	516,537
Palm Beach County, FL, Health Facilities Authority, Acts Retirement-Life Communities, Inc., Series A, 5.0%, 11/15/2045	4,850,000	4,969,517
Tampa, FL, The University of Tampa Project, Series A, 4.0%, 4/1/2050	2,775,000	2,657,710
Tampa, FL, Water & Waste Water System Revenue, Series A, 5.25%, 10/1/2057	1,500,000	1,649,689
		54,449,854
Georgia 8.3%
Atlanta, GA, Airport Passenger Facility Charge Revenue, Series D, AMT, 4.0%, 7/1/2038	2,000,000	1,979,226
Cobb County, GA, Kennestone Hospital Authority, Revenue Anticipation Certificates, Wellstar Health System, Inc. Project, Series A, 4.0%, 4/1/2052	620,000	590,159
Columbia County, GA, Hospital Authority Revenue, WellStar Health System Obligated Group:
Series A, 5.125%, 4/1/2048	375,000	405,258
Series A, 5.75%, 4/1/2053	400,000	454,263
Fulton County, GA, Development Authority Hospital Revenue, Revenue Anticipation Certificates, Wellstar Health System, Series A, 5.0%, 4/1/2042	1,055,000	1,078,719
Fulton County, GA, Development Authority Hospital Revenue, Wellstar Health System, Obligated Inc. Project, Series A, 4.0%, 4/1/2050	1,320,000	1,264,208
George L Smith II, GA, Congress Center Authority, Convention Center Hotel First Tier, Series A, 4.0%, 1/1/2054	3,640,000	3,261,509
George L Smith II, GA, Congress Center Authority, Convention Center Hotel Second Tier, Series B, 144A, 5.0%, 1/1/2054	2,000,000	1,901,631
Georgia, Main Street Natural Gas, Inc., Gas Project Revenue:
Series C, 5.0% (a), 9/1/2053, GTY: Royal Bank of Canada	770,000	824,202
Series A, 5.5%, 9/15/2024, GTY: Merrill Lynch & Co.	5,000,000	5,002,332
Series A, 5.5%, 9/15/2028, GTY: Merrill Lynch & Co.	10,000,000	10,750,974
Georgia, Main Street Natural Gas, Inc., Gas Supply Revenue, Series B, 5.0% (a), 7/1/2053, GTY: Royal Bank of Canada	3,110,000	3,316,078
Georgia, Municipal Electric Authority Revenue, Project One, Series A, 5.0%, 1/1/2049	1,000,000	1,029,645
Georgia, Private Colleges & Universities Authority Revenue, Mercer University Project, 4.0%, 10/1/2047	1,800,000	1,744,633
		33,602,837
Hawaii 0.4%
Hawaii, State Airports Systems Revenue, Series A, AMT, 5.0%, 7/1/2041	1,490,000	1,500,701

Illinois 12.1%
Chicago, IL, Board of Education:
Series B, 4.0%, 12/1/2041	2,000,000	1,865,347
Series D, 5.0%, 12/1/2046	2,000,000	2,019,389
Series A, 6.0%, 12/1/2049	2,000,000	2,218,228
Chicago, IL, General Obligation:
Series A, 5.0%, 1/1/2044	800,000	823,489
Series A, 6.0%, 1/1/2038	405,000	420,617
Chicago, IL, Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Zero Coupon, 6/15/2044, INS: AGMC	2,500,000	1,051,458
Chicago, IL, O'Hare International Airport Revenue:
Series A, AMT, 5.5%, 1/1/2053 (b)	1,665,000	1,819,016
Series A, AMT, 5.5%, 1/1/2053, INS: AGMC	1,355,000	1,449,297
Series A, AMT, 5.5%, 1/1/2059 (b)	665,000	722,818
Chicago, IL, O'Hare International Airport Revenue, Senior Lien, Series D, AMT, 5.0%, 1/1/2047	6,785,000	6,853,085
Chicago, IL, Transit Authority, Sales Tax Receipts Revenue, Second Lien:
Series A, 4.0%, 12/1/2050	465,000	441,340
Series A, 5.0%, 12/1/2052	3,000,000	3,162,493
Illinois, Housing Development Authority Revenue, Series K, 5.35%, 4/1/2047	1,250,000	1,311,543
Illinois, Metropolitan Pier & Exposition Authority, Dedicated State Tax Revenue, Capital Appreciation-McCormick, Series A, Zero Coupon, 6/15/2036, INS: NATL	3,500,000	2,192,086
Illinois, Metropolitan Pier & Exposition Authority, McCormick Place Expansion Project, Series B, Zero Coupon, 12/15/2051	10,000,000	2,768,379
Illinois, State Finance Authority Revenue, Bradley University Project, Series A, 4.0%, 8/1/2046	3,000,000	2,706,813
Illinois, State Finance Authority Revenue, OSF Healthcare Systems, Series A, 5.0%, 11/15/2045	1,745,000	1,756,493
Illinois, State Finance Authority Revenue, University of Chicago, Series A, 5.0%, 10/1/2038	4,445,000	4,451,167
Illinois, State General Obligation:
Series C, 4.0%, 10/1/2037	1,000,000	997,746
Series B, 5.0%, 10/1/2033	1,970,000	2,087,470
Series A, 5.0%, 5/1/2034	3,500,000	3,681,251
Series A, 5.0%, 5/1/2043	1,000,000	1,030,976
5.5%, 5/1/2039	1,915,000	2,104,236
5.75%, 5/1/2045	735,000	806,226
		48,740,963
Indiana 3.0%
Indiana, Finance Authority Revenue, DePauw University, Series A, 5.5%, 7/1/2052	4,000,000	4,227,692
Indiana, State Finance Authority Revenue, BHI Senior Living Obligated Group, 5.0%, 11/15/2053	2,965,000	2,990,470
Indiana, State Finance Authority, Hospital Revenue, Parkview Health System Obligated Group, Series A, 5.0%, 11/1/2043	3,000,000	3,112,013
Indiana, State Finance Authority, Tippecanoe LLC Student Housing Project, Series A, 5.0%, 6/1/2053	575,000	594,982
Indiana, State Housing & Community Development Authority, Single Family Mortgage Revenue, Series C-1, 5.0%, 7/1/2053	330,000	344,708
Indianapolis, IN, Local Public Improvement Bond Bank, Airport Authority Project:
Series E, 6.0%, 3/1/2053	595,000	658,153
Series E, 6.125%, 3/1/2057	300,000	331,802
		12,259,820
Iowa 0.9%
Iowa, Higher Education Loan Authority, Des Moines University Project, 5.375%, 10/1/2052	485,000	505,917

Iowa, State Finance Authority Revenue, Lifespace Communities, Inc. Obligated Group, Series B, 7.5%, 5/15/2053	2,000,000	2,263,643
Iowa, State Higher Education Loan Authority Revenue, Des Moines University Project, 4.0%, 10/1/2050	885,000	803,125
		3,572,685
Kentucky 0.9%
Kentucky, State Economic Development Finance Authority, Owensboro Health, Inc., Obligated Group, Series A, 5.25%, 6/1/2041	800,000	816,274
Louisville & Jefferson County, KY, Metro Government Hospital Revenue, UOFL Health Project, Series A, 5.0%, 5/15/2052	2,570,000	2,658,593
		3,474,867
Louisiana 2.4%
Louisiana, Public Facilities Authority Revenue, Ochsner Clinic Foundation Project, 5.0%, 5/15/2047	6,000,000	6,064,827
Louisiana, Public Facilities Authority Revenue, Tulane University, Series A, 5.0%, 10/15/2052	1,155,000	1,237,936
New Orleans, LA, Aviation Board Special Facility Revenue, Parking Facilities Corp., Consol Garage System:
Series A, 5.0%, 10/1/2043, INS: AGMC	1,020,000	1,055,622
Series A, 5.0%, 10/1/2048, INS: AGMC	1,140,000	1,175,689
		9,534,074
Maryland 2.7%
Maryland, Stadium Authority Built To Learn Revenue, Series A, 4.0%, 6/1/2047	2,670,000	2,635,289
Maryland, State Economic Development Corp., Student Housing Revenue, Morgan State University Project:
5.0%, 7/1/2056	2,550,000	2,618,109
Series A, 5.75%, 7/1/2053	575,000	629,736
Maryland, State Health & Higher Educational Facilities Authority Revenue, Adventist Healthcare, Obligated Group, Series A, 5.5%, 1/1/2046	745,000	757,611
Maryland, State Health & Higher Educational Facilities Authority Revenue, Broadmead Inc., Series A, 5.0%, 7/1/2048	4,000,000	4,087,701
		10,728,446
Massachusetts 2.7%
Massachusetts, Educational Financing Authority, Issue M:
Series C, AMT, 3.0%, 7/1/2051	4,180,000	3,013,126
Series C, AMT, 4.125%, 7/1/2052	2,000,000	1,789,847
Massachusetts, General Obligation, Series B, 3.0%, 4/1/2048	3,000,000	2,451,717
Massachusetts, State Development Finance Agency Revenue, Northeastern University, Series A, 5.25%, 3/1/2037	2,500,000	2,503,946
Massachusetts, State Educational Financing Authority, Educational Loan Revenue Bonds, Issue M, Series B, AMT, 3.625%, 7/1/2038	1,035,000	965,912
		10,724,548
Michigan 2.4%
Michigan, State Finance Authority Revenue, Tobacco Settlement Revenue, “1”, Series A, 4.0%, 6/1/2049	260,000	240,073
Michigan, State Finance Authority, Hospital Revenue, McLaren Health Care, Series A, 4.0%, 2/15/2047	4,000,000	3,851,391
Michigan, Strategic Fund, 75 Improvement P3 Project, AMT, 5.0%, 6/30/2048	2,200,000	2,248,324
Wayne County, MI, Airport Authority Revenue:
Series F, AMT, 5.0%, 12/1/2034	2,000,000	2,031,273
Series B, AMT, 5.5%, 12/1/2048, INS: AGMC	1,000,000	1,104,727
		9,475,788

Minnesota 2.9%
Minnesota, Duluth Economic Development Authority Revenue, Essentia Health Obligated Group, Series A, 5.0%, 2/15/2058	5,350,000	5,437,366
Minnesota, State Office of Higher Education Revenue, AMT, 4.0%, 11/1/2042	1,715,000	1,656,428
Rochester, MN, Health Care Facilities Revenue, Mayo Clinic, Series B, 5.0%, 11/15/2035	4,000,000	4,775,670
		11,869,464
Missouri 1.4%
Kansas City, MO, Industrial Development Authority, International Airport Terminal Modernization Project, Series B, AMT, 5.0%, 3/1/2055, INS: AGMC	1,540,000	1,573,964
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Obligated Group, Series C, 4.0%, 2/1/2048	2,000,000	1,813,015
Missouri, State Health & Educational Facilities Authority Revenue, Lutheran Senior Services Projects, Series B, 5.0%, 2/1/2046	1,500,000	1,509,880
Missouri, State Health & Educational Facilities Authority Revenue, Medical Research, Lutheran Senior Services:
4.0%, 2/1/2042	545,000	516,116
Series A, 5.0%, 2/1/2046	335,000	337,206
		5,750,181
New Hampshire 0.5%
New Hampshire, Business Finance Authority Revenue, “A”, Series 2, 4.0%, 10/20/2036	2,194,194	2,171,719
New Jersey 5.8%
Camden County, NJ, Improvement Authority School Revenue, KIPP Cooper Norcross Obligated Group, 6.0%, 6/15/2062	1,400,000	1,506,339
New Jersey, State Economic Development Authority Revenue, Series BBB, Prerefunded, 5.5%, 6/15/2030	2,690,000	2,870,205
New Jersey, State Economic Development Authority Revenue, The Goethals Bridge Replacement Project, Series A, AMT, 5.125%, 7/1/2042, INS: AGMC	1,250,000	1,251,018
New Jersey, State Educational Facilities Authority Revenue, Steven Institute of Technology, Series A, 4.0%, 7/1/2050	995,000	924,685
New Jersey, State Educational Facilities Authority Revenue, Stockton University, Series A, 5.0%, 7/1/2041	685,000	696,773
New Jersey, State Higher Education Assistance Authority, Student Loan Revenue, Series B, AMT, 4.25%, 12/1/2045	965,000	979,339
New Jersey, State Transportation Trust Fund Authority, Transportation Program, Series AA, 5.0%, 6/15/2046	5,600,000	5,782,915
New Jersey, State Transportation Trust Fund Authority, Transportation Systems:
Series AA, 4.0%, 6/15/2050	3,320,000	3,194,537
Series A, 5.0%, 12/15/2034	1,855,000	1,976,269
Series A, 5.0%, 12/15/2036	475,000	502,593
Series BB, 5.25%, 6/15/2050	1,145,000	1,253,881
New Jersey, State Turnpike Authority Revenue, Series B, 5.0%, 1/1/2040	65,000	67,961
New Jersey, Tobacco Settlement Financing Corp., Series A, 5.25%, 6/1/2046	1,315,000	1,363,216
South Jersey, NJ, Transportation Authority System Revenue, Series A, 5.25%, 11/1/2052	800,000	859,551
		23,229,282
New York 10.2%
New York, Metropolitan Transportation Authority Revenue:
Series E-1, 3.9% (c), 9/3/2024, LOC: Barclays Bank PLC	1,000,000	1,000,000
Series B, 5.0%, 11/15/2052	2,000,000	2,063,346
Series C-1, 5.25%, 11/15/2055	520,000	546,851

New York, State Transportation Development Corp., Special Facilities Revenue, Delta Air Lines, Inc., LaGuardia Airport C&D Redevelopment:
Series A, AMT, 5.0%, 1/1/2031	450,000	465,904
AMT, 5.625%, 4/1/2040	1,290,000	1,390,459
New York, State Transportation Development Corp., Special Facilities Revenue, John F. Kennedy International Airport Project:
AMT, 5.375%, 6/30/2060	2,085,000	2,175,730
AMT, 6.0%, 6/30/2054	250,000	273,297
New York, State Transportation Development Corp., Special Facilities Revenue, Terminal 4 John F. Kennedy, International Project, AMT, 5.0%, 12/1/2041	265,000	279,032
New York, State Urban Development Corp. Revenue, Personal Income Tax, Series A, 4.0%, 3/15/2045	8,830,000	8,757,234
New York, State Urban Development Corp. Revenue, State Personal Income Tax, Series C, 5.0%, 3/15/2047	3,500,000	3,734,618
New York, State Urban Development Corp., Income Tax, Series A, 3.0%, 3/15/2050	2,000,000	1,585,460
New York, State Urban Development Corp., State Personal Income Tax Revenue, Series C, 3.0%, 3/15/2048	3,475,000	2,803,250
New York City, NY, Housing Development Corp., Series C-1, 4.25%, 11/1/2052	3,000,000	2,906,932
New York, NY, General Obligation:
Series G-6, 3.6% (c), 9/3/2024, LOC: Mizuho Bank Ltd.	4,290,000	4,290,000
Series A, 4.0%, 8/1/2040	3,500,000	3,520,942
Series B-1, 5.25%, 10/1/2047	500,000	549,716
New York, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, Series DD-3B, 3.6% (c), 9/3/2024, SPA: State Street B&T Co.	500,000	500,000
Port Authority of New York & New Jersey:
Series 193, AMT, 5.0%, 10/15/2035	800,000	811,134
5.0%, 9/1/2036	205,000	205,284
5.0%, 9/1/2039	510,000	510,696
Series 207, AMT, 5.0%, 9/15/2048	1,875,000	1,913,516
Series 242, AMT, 5.0%, 12/1/2053	1,000,000	1,053,366
		41,336,767
North Carolina 1.4%
North Carolina, State Education Assistance Authority Revenue, Series A, AMT, 5.0%, 6/1/2043	495,000	504,089
North Carolina, State Turnpike Authority, Triangle Expressway System, Series A, 5.0%, 1/1/2058, INS: AGMC	5,000,000	5,324,447
		5,828,536
North Dakota 0.1%
City of Grand Forks, ND, Altru Health System Obligated Group Revenue, Series A, 5.0%, 12/1/2053, INS: AGMC	265,000	276,469
Ohio 4.3%
Buckeye, OH, Tobacco Settlement Financing Authority:
“1", Series A-2, 4.0%, 6/1/2048	4,245,000	3,873,389
“2", Series B-2, 5.0%, 6/1/2055	4,400,000	4,050,670
Franklin County, OH, Trinity Health Corp., Obligated Group Revenue, Series A, 5.0%, 12/1/2047	2,950,000	3,022,291
Hamilton County, OH, Health Care Revenue, Life Enriching Communities Project, Series A, 5.75%, 1/1/2053	570,000	600,769
Ohio, Akron, Bath & Copley Joint Township Hospital District Revenue, 5.25%, 11/15/2046	2,320,000	2,352,971
Ohio, Brunswick City School District, General Obligation, 4.125%, 12/1/2048, INS: BAM	2,500,000	2,500,673

Ohio, Port of Greater Cincinnati Development Authority Revenue, Series B, 5.0%, 12/1/2053	195,000	207,702
Ohio, State Hospital Revenue, University Hospitals Health System, Inc., Series A, 3.85% (c), 9/3/2024, LOC: PNC Bank NA	900,000	900,000
		17,508,465
Oregon 0.8%
Oregon, Portland Airport Revenue, Series 25B, AMT, 5.0%, 7/1/2049	3,335,000	3,420,585
Pennsylvania 6.9%
Allegheny County, PA, Hospital Development Authority, Allegheny Health Network Obligated Group, Series A, 5.0%, 4/1/2047	3,090,000	3,157,586
Pennsylvania, Certificate of Participations, Series A, 5.0%, 7/1/2043	460,000	476,167
Pennsylvania, Commonwealth Financing Authority, Series A, 5.0%, 6/1/2035	1,560,000	1,578,907
Pennsylvania, Commonwealth Financing Authority, Tobacco Master Settlement Payment Revenue Bonds:
5.0%, 6/1/2034	750,000	797,902
5.0%, 6/1/2035	375,000	398,029
Pennsylvania, Geisinger Authority Health System Revenue, Series A-1, 5.0%, 2/15/2045	20,000	20,400
Pennsylvania, State Economic Development Financing Authority, The Penndot Major Bridges, AMT, 6.0%, 6/30/2061	3,500,000	3,884,115
Pennsylvania, State Higher Educational Facilities Authority Revenue, University of Pennsylvania Health System, 5.0%, 8/15/2049	5,000,000	5,203,737
Pennsylvania, State Housing Finance Agency, Single Family Mortgage Revenue, Series 141A, 5.75%, 10/1/2053	886,296	950,839
Pennsylvania, State Turnpike Commission Revenue:
Series A, 5.0%, 12/1/2038	2,030,000	2,037,924
Series B-1, 5.0%, 6/1/2042	2,000,000	2,063,484
Series A, 5.0%, 12/1/2044	4,665,000	4,909,394
Philadelphia, PA, Airport Revenue, Series B, AMT, 5.0%, 7/1/2047	915,000	926,044
Philadelphia, PA, School District, Series B, 5.0%, 9/1/2043	1,500,000	1,547,765
		27,952,293
South Carolina 2.3%
South Carolina, State Ports Authority Revenue, Series B, AMT, 4.0%, 7/1/2059	6,000,000	5,429,183
South Carolina, State Public Service Authority Revenue, Series E, 5.25%, 12/1/2055	4,000,000	4,020,077
		9,449,260
South Dakota 0.2%
Lincon County, SD, Economic Development Revenue, Augustana College Association Project, Series A, 4.0%, 8/1/2056	830,000	696,789
Tennessee 2.0%
Greeneville, TN, Health & Educational Facilities Board Hospital Revenue, Ballad Health Obligation Group:
Series A, 5.0%, 7/1/2036	1,040,000	1,084,365
Series A, 5.0%, 7/1/2044	1,600,000	1,645,885
Knox, TN, Health Educational & Housing Facility Board Revenue, Provident Group - UTK Properties LLC:
Series A-1, 5.5%, 7/1/2054, INS: BAM	955,000	1,046,240
Series A-1, 5.5%, 7/1/2059, INS: BAM	1,145,000	1,244,704
Nashville & Davidson County, TN, Metropolitan Government Health & Education Facilities Board Revenue, Blakeford At Green Hills Corp.:
Series A, 4.0%, 11/1/2045	125,000	108,196
Series A, 4.0%, 11/1/2055	1,625,000	1,306,514
Tennessee, State Energy Acquisition Corporation Revenue, Series A, 5.0% (a), 5/1/2052, GTY: Goldman Sachs Group, Inc.	1,350,000	1,438,125
		7,874,029

Texas 22.4%
Central Texas, Regional Mobility Authority Revenue, Senior Lien:
Series A, Prerefunded, 5.0%, 1/1/2040	1,155,000	1,176,474
Series E, 5.0%, 1/1/2045	300,000	314,830
Clifton, TX, Higher Education Finance Corp., Idea Public Schools, Series T, 4.0%, 8/15/2042	400,000	404,128
Conroe, TX, Independent School District, General Obligation, 4.0%, 2/15/2049	4,350,000	4,219,132
Dallas, TX, Kay Bailey Hutchison Convention Center Project, Senior Lien, Special Tax, 144A, 6.0% (a), 8/15/2053	2,415,000	2,435,707
Dickinson, TX, Independent School District, 4.25%, 2/15/2053	2,500,000	2,492,407
Houston, TX, Airport System Revenue:
Series A, AMT, 4.5%, 7/1/2053, INS: AGMC	5,000,000	5,045,591
Series A, AMT, 5.0%, 7/1/2041	2,250,000	2,316,792
Judson, TX, Independent School District, General Obligation, 4.0%, 2/1/2053	5,000,000	4,780,475
Klein, TX, Klein Independent School District, 4.0%, 8/1/2047	3,500,000	3,440,986
Newark, TX, Higher Education Finance Corp., Texas Revenue, Abilene Christian University Project, Series A, 4.0%, 4/1/2057	2,050,000	1,817,639
North Texas, Tollway Authority Revenue:
5.0%, 1/1/2048	4,710,000	4,854,089
5.0%, 1/1/2050	1,435,000	1,477,582
San Antonio, TX, Education Facilities Corp. Revenue, University of the Incarnate Word Project:
Series A, 4.0%, 4/1/2046	1,520,000	1,299,090
Series A, 4.0%, 4/1/2051	3,000,000	2,472,059
Series A, 4.0%, 4/1/2054	790,000	641,169
San Antonio, TX, Education Facilities Corp., Higher Education Revenue, Hallmark University Project, Series A, 5.0%, 10/1/2051	1,000,000	820,928
Tarrant County, TX, Cultural Education Facilities Finance Corp. Revenue, Christus Health Obligated Group, Series B, 5.0%, 7/1/2048	5,000,000	5,152,392
Temple, TX, Tax Increment, Reinvestment Zone No. 1, Series A, 4.0%, 8/1/2039, INS: BAM	165,000	166,755
Texas, Grand Parkway Transportation Corp. Revenue, Series C, 4.0%, 10/1/2045	3,465,000	3,377,426
Texas, Greater Texas Cultural Education Facilities Finance Corp. Revenue, Biomedical Research Institute:
Series A, 5.25%, 6/1/2049	2,500,000	2,660,083
Series A, 5.25%, 6/1/2054	2,500,000	2,647,830
Texas, Lower Colorado River Authority, LCRA Transmission Services Corp., Project, 5.0%, 5/15/2048	6,250,000	6,435,038
Texas, Pasadena Independent School District, 4.25%, 2/15/2053	5,000,000	5,007,501
Texas, Private Activity Bond, Surface Transportation Corp. Revenue, North Tarrant Express, AMT, 5.5%, 12/31/2058	1,720,000	1,878,076
Texas, Regional Mobility Authority Revenue, Senior Lien, Series B, 4.0%, 1/1/2051	7,815,000	7,467,230
Texas, SA Energy Acquisition Public Facility Corp., Gas Supply Revenue, 5.5%, 8/1/2025, GTY: Goldman Sachs Group, Inc.	7,250,000	7,379,718
Texas, State General Obligation, Series A, AMT, 4.125%, 8/1/2044	3,000,000	2,979,254
Texas, State Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue, Series D, 6.25%, 12/15/2026, GTY: Merrill Lynch & Co.	2,155,000	2,229,242
Texas, State Transportation Commission, Turnpike Systems Revenue, Series C, 5.0%, 8/15/2034	1,235,000	1,238,743
Texas, State Water Development Board Revenue, State Water Implementation Revenue Fund, Series A, 4.0%, 10/15/2049	1,815,000	1,752,352
		90,380,718
Utah 0.4%
Salt Lake City, UT, Airport Revenue:
Series A, AMT, 5.0%, 7/1/2043	960,000	982,512
Series A, AMT, 5.0%, 7/1/2048	575,000	588,523
		1,571,035

Virginia 3.0%
Stafford County, VA, Economic Development Authority, Hospital Facilities Revenue, Mary Washington Healthcare:
Series A, 5.0%, 10/1/2042	140,000	149,560
Series A, 5.0%, 10/1/2047	465,000	489,334
Series A, 5.0%, 10/1/2052	600,000	626,557
Virginia, Small Business Financing Authority, Elizabeth River Crossings OPCO LLC Project, AMT, 4.0%, 1/1/2039	575,000	558,142
Virginia, Small Business Financing Authority, Private Activity Revenue, Transform 66 P3 Project:
AMT, 5.0%, 12/31/2047	2,900,000	2,953,287
AMT, 5.0%, 12/31/2049	735,000	747,136
AMT, 5.0%, 12/31/2052	3,775,000	3,830,315
Virginia Beach, VA, State Beach Development Authority Residential Care Facility, Westminster-Canterbury on Chesapeake Bay Obligated Group, Series B-3, 5.375%, 9/1/2029	355,000	369,384
Williamsburg, VA, Economic Development Authority Revenue, College of William & Mary Project, Series A, 4.125%, 7/1/2058, INS: AGMC	2,240,000	2,208,479
		11,932,194
Washington 3.2%
Port of Seattle, WA, Revenue Bonds, Series A, AMT, 5.0%, 5/1/2043	1,935,000	1,974,155
Skagit County, WA, Public Hospital District No. 1 Revenue, 5.5%, 12/1/2054	455,000	487,891
Washington, State Convention Center Public Facilities District, 5.0%, 7/1/2043	6,000,000	6,153,475
Washington, State Higher Educational Facilities Authority, Gonzaga University Project, Series A, 3.0%, 4/1/2049	3,515,000	2,791,458
Washington, State Housing Finance Commission Municipal Certificates, Series A-1, 3.5%, 12/20/2035	585,086	555,847
Washington, State Housing Finance Commission, Horizon House Project, 144A, 5.0%, 1/1/2038	750,000	737,066
		12,699,892
West Virginia 1.0%
West Virginia, State Hospital Finance Authority, State University Health System Obligated Group:
Series A, 5.0%, 6/1/2042	2,015,000	2,060,473
Series A, 5.0%, 6/1/2047	2,010,000	2,047,037
		4,107,510
Wisconsin 4.3%
Wisconsin, Health Educational Facilities Authority, Covenant Communities, Inc. Project, Series B, 5.0%, 7/1/2053	1,000,000	795,853
Wisconsin, Public Finance Authority Revenue, Triad Educational Services Ltd., Series A, 4.0%, 6/15/2061	5,200,000	4,281,414
Wisconsin, Public Finance Authority, Eastern Michigan University, Series A-1, 5.625%, 7/1/2055, INS: BAM	1,230,000	1,349,861
Wisconsin, Public Finance Authority, Fargo-Moorhead Metropolitan Area Flood Risk Management Project, AMT, 4.0%, 9/30/2051	4,590,000	3,972,143
Wisconsin, Public Finance Authority, Hospital Revenue, Series A, 5.0%, 10/1/2044	2,925,000	3,040,053
Wisconsin, State Housing & Economic Development Authority Home Ownership Revenue, Series A, 6.0%, 3/1/2054	3,490,000	3,870,970
		17,310,294

Puerto Rico 2.2%
Puerto Rico, General Obligation, Series A1, 4.0%, 7/1/2046	4,276,060	3,970,468
Puerto Rico, Sales Tax Financing Corp., Sales Tax Revenue, Series A-1, Zero Coupon, 7/1/2046	14,900,000	5,024,183
		8,994,651
Total Municipal Investments (Cost $571,233,653)		583,097,278

Underlying Municipal Bonds of Inverse Floaters (d) 5.4%
Pennsylvania 2.7%
Pennsylvania, Southeastern Pennsylvania Transportation Authority, 5.25%, 6/1/2047 (e)	10,000,000	10,974,047
Trust: Pennsylvania, Southeastern Pennsylvania Transportation Authority, Series 2022-XM1057, 144A, 10.71%, 6/1/2030, Leverage Factor at purchase date: 4 to 1
Texas 2.7%
Texas, New Braunfels Independent School District, General Obligation, Series B, 5.0%, 2/1/2045 (e)	10,000,000	10,825,347
Trust: Texas, New Braunfels Independent School District, General Obligation, Series 2022-XM1063, 144A, 9.77%, 2/1/2030, Leverage Factor at purchase date: 4 to 1
Total Underlying Municipal Bonds of Inverse Floaters (Cost $21,067,537)		21,799,394

	Shares	Value ($)

Open-End Investment Companies 0.0%
BlackRock Liquidity Funds MuniCash Portfolio, Institutional Shares, 2.84% (f) (Cost $69,056)	69,049	69,056

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $592,370,246)	150.0	604,965,728
Floating Rate Notes (d)	(3.7)	(15,000,000)
Series 2020-1 VMTPS	(47.1)	(190,000,000)
Other Assets and Liabilities, Net	0.8	3,461,216
Net Assets Applicable to Common Shareholders	100.0	403,426,944
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
(a)
Variable or floating rate security. These securities are shown at their current rate as of August 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(b)	When-issued security.
(c)
Variable rate demand notes are securities whose interest rates are reset periodically (usually daily mode or weekly mode) by remarketing agents based on current market levels, and are not directly set as a fixed spread to a reference rate. These securities may be redeemed at par by the holder through a put or tender feature, and are shown at their current rates as of August 31, 2024.
Date shown reflects the earlier of demand date or stated maturity date.

(d)
Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund. The Floating Rate
Notes represents leverage to the Fund and is the amount owed to the floating rate note holders.

(e)
Security forms part of the below inverse floater. The Fund accounts for these inverse floaters as a form of secured borrowing, by reflecting the value of the underlying bond in the investments of the Fund and the amount owed to the floating rate note holder as a liability.

(f)	Current yield; not a coupon rate.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AGMC: Assured Guaranty Municipal Corp.
AMT: Subject to alternative minimum tax.
BAM: Build America Mutual
GTY: Guaranty Agreement
INS: Insured
LOC: Letter of Credit
NATL: National Public Finance Guarantee Corp.
Prerefunded: Bonds which are prerefunded are collateralized usually by U.S. Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

SPA: Standby Bond Purchase Agreement
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of August 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Municipal Investments (a)	$—	$604,896,672	$—	$604,896,672
Open-End Investment Companies	69,056	—	—	69,056
Total	$69,056	$604,896,672	$—	$604,965,728

(a)	See Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DMIT-PH3
R-080548-2 (1/25)